Quarterly Holdings Report
for

Fidelity Asset Manager® 70%

December 31, 2019

AMG-QTLY-0220
1.811339.115

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 70.3%
	Shares	Value
Fidelity Communication Services Central Fund (a)	1,084,880	$235,158,554
Fidelity Consumer Discretionary Central Fund (a)	778,695	272,099,282
Fidelity Consumer Staples Central Fund (a)	831,221	178,080,864
Fidelity Emerging Markets Equity Central Fund (a)	1,878,021	442,048,567
Fidelity Energy Central Fund (a)	1,099,445	112,923,996
Fidelity Financials Central Fund (a)	4,665,720	504,270,998
Fidelity Health Care Central Fund (a)	856,052	421,066,380
Fidelity Industrials Central Fund (a)	873,214	261,056,098
Fidelity Information Technology Central Fund (a)	1,489,348	679,142,822
Fidelity International Equity Central Fund (a)	7,789,735	660,491,592
Fidelity Materials Central Fund (a)	314,283	63,749,125
Fidelity Real Estate Equity Central Fund (a)	648,196	78,619,650
Fidelity Utilities Central Fund (a)	459,393	90,872,514
TOTAL EQUITY CENTRAL FUNDS
(Cost $2,490,551,410)		3,999,580,442

Fixed-Income Central Funds - 21.8%
High Yield Fixed-Income Funds - 1.8%
Fidelity Emerging Markets Debt Central Fund (a)	5,528,626	52,190,229
Fidelity Floating Rate Central Fund (a)	258,575	26,250,506
Fidelity High Income Central Fund (a)	239,021	26,880,311

TOTAL HIGH YIELD FIXED-INCOME FUNDS		105,321,046

Investment Grade Fixed-Income Funds - 20.0%
Fidelity Inflation-Protected Bond Index Central Fund (a)	2,575,315	263,712,282
Fidelity International Credit Central Fund (a)	513,127	51,964,385
Fidelity Investment Grade Bond Central Fund (a)	7,300,368	819,174,241

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,134,850,908

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $1,173,610,635)		1,240,171,954

Money Market Central Funds - 1.4%
Fidelity Cash Central Fund 1.58% (b)	79,221,934	79,237,779
Fidelity Money Market Central Fund 1.91% (b)	8,935	8,936
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $79,246,648)		79,246,715
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.51% to 1.55% 3/12/20 to 4/2/20 (c)
(Cost $8,070,014)	8,100,000	8,070,217
	Shares	Value

Investment Companies - 6.1%
iShares 20+ Year Treasury Bond ETF	397,155	$53,806,559
iShares Core MSCI EAFE ETF	3,589,047	234,149,425
iShares MSCI Japan ETF	973,146	57,649,169
TOTAL INVESTMENT COMPANIES
(Cost $326,079,506)		345,605,153
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $4,077,558,213)		5,672,674,481
NET OTHER ASSETS (LIABILITIES) - 0.2%		13,664,458
NET ASSETS - 100%		$5,686,338,939

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	889	March 2020	$143,622,395	$132,239	$132,239
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,849	March 2020	103,562,490	(648,143)	(648,143)
TOTAL FUTURES CONTRACTS					$(515,904)

The notional amount of futures sold as a percentage of Net Assets is 4.3%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,328,566.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$242,414
Fidelity Communication Services Central Fund	7,700,075
Fidelity Consumer Discretionary Central Fund	7,437,516
Fidelity Consumer Staples Central Fund	1,807,537
Fidelity Emerging Markets Debt Central Fund	1,053,235
Fidelity Emerging Markets Equity Central Fund	6,602,050
Fidelity Energy Central Fund	995,828
Fidelity Financials Central Fund	13,708,451
Fidelity Floating Rate Central Fund	403,480
Fidelity Health Care Central Fund	4,129,533
Fidelity High Income Central Fund	452,333
Fidelity Industrials Central Fund	1,456,700
Fidelity Inflation-Protected Bond Index Central Fund	3,442,425
Fidelity Information Technology Central Fund	15,134,618
Fidelity International Credit Central Fund	2,008,157
Fidelity International Equity Central Fund	5,039,270
Fidelity Investment Grade Bond Central Fund	7,005,982
Fidelity Materials Central Fund	416,940
Fidelity Money Market Central Fund	8,747
Fidelity Real Estate Equity Central Fund	998,549
Fidelity Securities Lending Cash Central Fund	6,162
Fidelity Utilities Central Fund	3,663,991
Total	$83,713,993

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$32,647,589	$117,371	$33,651,238	$(3,678,143)	$4,564,421	$--	0.0%
Fidelity Communication Services Central Fund	214,706,153	12,066,390	3,125,313	59,745	11,451,579	235,158,554	12.9%
Fidelity Consumer Discretionary Central Fund	259,168,069	12,387,615	3,611,208	625,517	3,529,289	272,099,282	13.7%
Fidelity Consumer Staples Central Fund	167,998,481	5,027,405	2,322,633	(51,634)	7,429,245	178,080,864	13.0%
Fidelity Emerging Markets Debt Central Fund	50,124,298	2,029,674	618,267	900	653,624	52,190,229	1.8%
Fidelity Emerging Markets Equity Central Fund	387,591,447	12,973,538	4,551,630	60,877	45,974,335	442,048,567	21.7%
Fidelity Energy Central Fund	105,217,969	2,909,701	1,409,529	(162,829)	6,368,684	112,923,996	13.3%
Fidelity Financials Central Fund	468,510,330	22,574,622	6,458,801	(19,373)	19,664,220	504,270,998	14.1%
Fidelity Floating Rate Central Fund	25,630,848	891,417	309,134	(894)	38,269	26,250,506	1.3%
Fidelity Health Care Central Fund	345,447,334	10,962,498	4,863,420	226,717	69,293,251	421,066,380	13.6%
Fidelity High Income Central Fund	52,270,910	913,607	26,425,057	(525,588)	646,439	26,880,311	1.0%
Fidelity Industrials Central Fund	246,122,879	6,152,973	3,436,087	(40,629)	12,256,962	261,056,098	14.0%
Fidelity Inflation-Protected Bond Index Central Fund	228,872,976	39,129,664	2,822,031	6,970	(1,475,297)	263,712,282	17.0%
Fidelity Information Technology Central Fund	585,401,625	26,480,968	7,999,096	527,395	74,731,930	679,142,822	13.6%
Fidelity International Credit Central Fund	51,087,935	2,992,144	618,264	(1,851)	(1,495,579)	51,964,385	16.7%
Fidelity International Equity Central Fund	594,388,542	21,314,586	7,704,678	168,890	52,324,252	660,491,592	24.1%
Fidelity Investment Grade Bond Central Fund	828,735,842	79,482,675	85,755,785	(121,939)	(3,166,552)	819,174,241	3.0%
Fidelity Materials Central Fund	60,235,086	1,785,798	1,011,419	(177,508)	2,917,168	63,749,125	13.3%
Fidelity Real Estate Equity Central Fund	79,036,568	2,474,531	927,396	(4,454)	(1,959,599)	78,619,650	8.1%
Fidelity Utilities Central Fund	89,802,096	5,235,464	1,173,029	(50)	(2,991,967)	90,872,514	13.9%
	4,872,996,977	267,902,641	198,794,015	(3,107,881)	300,754,674	5,239,752,396

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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